Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Listings [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-10257
Entity Registrant Name	BARCLAYS BANK PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 CHURCHILL PLACE
Entity Address, City or Town	LONDON
Entity Address, Postal Zip Code	E14 5HP
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	2,342,558,515
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	Barclays Bank PLC (the Company) is filing this Amendment No. 1 on Form 20-F/A (Amendment No. 1) to amend its Annual Report on Form 20-F for the fiscal year ended 31 December 2021 (Original Filing) that was filed with the US Securities and Exchange Commission (SEC) on 23 February 2022 (Original Filing Date). The purpose of this Amendment No. 1 is to:•reflect the restatement of the Company’s financial statements and consolidated financial statements as at and for the year ended 31 December 2021, including the notes thereto (Restated Financial Statements), which are hereby refiled to reflect both a £220m litigation and conduct provision and associated income statement charge recognised in the year ended 31 December 2021 and a contingent liability disclosure in respect of the impact of the c.$15bn over-issuance of securities in excess of the maximum aggregate offering price registered under the Company’s Registration Statement on Form F-3, as declared effective by the SEC in August 2019 (2019 F-3) (the Over-issuance of Securities), and related potential claims and enforcement actions against the Company and its affiliates, as well as a small number of non-adjusting post-balance sheet events as described in further detail under Note 1a to the Restated Financial Statements;•amend related disclosures in the Original Filing to reflect the Restated Financial Statements;•amend the disclosure under the headings ‘Governance—Corporate Governance Statement—Audit, Risk and Internal Control,’ ‘Governance—Corporate Governance Statement—Changes in internal control over financial reporting’ and ‘Additional unaudited information—Disclosure controls and procedures’ and include disclosure under the heading ‘Governance—Corporate Governance Statement—Material Weakness,’ to reflect management’s conclusion that the Company’s internal control over financial reporting and disclosure controls and procedures were not effective under the applicable Committee of Sponsoring Organizations (COSO) Framework as at 31 December 2021 due to a material weakness in the Company’s internal control over financial reporting identified subsequent to the Original Filing Date as a result of the Over-issuance of Securities having occurred and not been immediately identified, as publicly disclosed by the Company in its announcement of 28 March 2022, and to disclose the remediation efforts undertaken by the Company’s management as at the date of this filing;•amend disclosure under the heading ‘Risk review—Material existing and emerging risks’ to include a risk factor on the material weakness in the Company’s internal control over financial reporting identified subsequent to the Original Filing Date and a risk factor on the Over-issuance of Securities;•include the revised Report of Independent Registered Public Accounting Firm of KPMG LLP (KPMG) on the Restated Financial Statements; •include currently-dated certifications from the Chief Executive and Chief Financial Officer, as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, included in this Amendment No. 1 as Exhibits 12.1 and 13.1;•include a currently-dated consent letter from the Company’s independent registered public accounting firm, KPMG, as Exhibit 15.1;•include 'Articles of Association of Barclays Bank PLC' as Exhibit 1.1; and•amend Exhibit 99.1 to reflect the Restated Financial Statements.Other disclosure in this Amendment No. 1 is included for the convenience of the reader only and has not been updated from the Original Filing. Therefore, except for the changes expressly described above, this Amendment No. 1 continues to present information as at the Original Filing Date and does not amend, supplement or update any information contained in the Original Filing to give effect to any subsequent events. Accordingly, this Amendment No. 1 should be read in conjunction with the Company's reports filed with the SEC subsequent to the Original Filing Date. The filing of this Amendment No. 1, and the inclusion of newly executed certifications, should not be understood to mean that any other statements or disclosure contained in the Original Filing are true and complete as of any date subsequent to the Original Filing Date, except as expressly noted above.See Restatement of financial statements (Note 1a) on page 118 for further details on the Over-issuance of Securities.
Amendment Flag	true
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0000312070
Entity Filer Category	Non-accelerated Filer
1.700% Fixed Rate Senior Notes due 2022
Entity Listings [Line Items]
Title of 12(b) Security	1.700% Fixed Rate Senior Notes due 2022
Trading Symbol	BCS22A
Security Exchange Name	NYSE
iPath® Bloomberg Commodity Index Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Bloomberg Commodity Index Total ReturnSM ETN
Trading Symbol	DJP
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Agriculture Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Agriculture Subindex Total ReturnSM ETN
Trading Symbol	JJA
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Aluminum Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Aluminum Subindex Total ReturnSM ETN
Trading Symbol	JJU
Security Exchange Name	NYSEArca
iPath® Bloomberg Cocoa Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Bloomberg Cocoa Subindex Total ReturnSM ETN
Trading Symbol	NIB
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Coffee Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Coffee Subindex Total ReturnSM ETN
Trading Symbol	JO
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Copper Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Copper Subindex Total ReturnSM ETN
Trading Symbol	JJC
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Cotton Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Cotton Subindex Total ReturnSM ETN
Trading Symbol	BAL
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Energy Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Energy Subindex Total ReturnSM ETN
Trading Symbol	JJE
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Grains Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Grains Subindex Total ReturnSM ETN
Trading Symbol	JJG
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Industrial Metals Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Industrial Metals Subindex Total ReturnSM ETN
Trading Symbol	JJM
Security Exchange Name	NYSEArca
iPath® Bloomberg Lead Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Bloomberg Lead Subindex Total ReturnSM ETN
Trading Symbol	LD
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Livestock Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Livestock Subindex Total ReturnSM ETN
Trading Symbol	COW
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Nickel Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Nickel Subindex Total ReturnSM ETN
Trading Symbol	JJN
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Platinum Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Platinum Subindex Total ReturnSM ETN
Trading Symbol	PGM
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Precious Metals Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Precious Metals Subindex Total ReturnSM ETN
Trading Symbol	JJP
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Softs Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Softs Subindex Total ReturnSM ETN
Trading Symbol	JJS
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Sugar Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Sugar Subindex Total ReturnSM ETN
Trading Symbol	SGG
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Tin Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Tin Subindex Total ReturnSM ETN
Trading Symbol	JJT
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Natural Gas Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Natural Gas Subindex Total ReturnSM ETN
Trading Symbol	GAZ
Security Exchange Name	NYSEArca
iPath® S&P GSCI® Total Return Index ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® S&P GSCI® Total Return Index ETN
Trading Symbol	GSP
Security Exchange Name	NYSEArca
iPath® Pure Beta Broad Commodity ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Pure Beta Broad Commodity ETN
Trading Symbol	BCM
Security Exchange Name	NYSEArca
iPath® Pure Beta Crude Oil ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Pure Beta Crude Oil ETN
Trading Symbol	OLEM
Security Exchange Name	NYSEArca
iPath® Series B Carbon ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Carbon ETN
Trading Symbol	GRN
Security Exchange Name	NYSEArca
Pacer® iPath® Gold ETN
Entity Listings [Line Items]
Title of 12(b) Security	Pacer® iPath® Gold ETN
Trading Symbol	GBUG
Security Exchange Name	NYSEArca
iPath® Silver ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Silver ETN
Trading Symbol	SBUG
Security Exchange Name	NYSEArca
iPath® Shiller CAPETM ETNs
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Shiller CAPETM ETNs
Trading Symbol	CAPE
Security Exchange Name	NYSEArca
Pacer® iPath® Gold Trendpilot ETN
Entity Listings [Line Items]
Title of 12(b) Security	Pacer® iPath® Gold Trendpilot ETN
Trading Symbol	PBUG
Security Exchange Name	NYSEArca
iPath® Series B S&P 500 VIX Short-Term FuturesTM ETNs
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B S&P 500 VIX Short-Term FuturesTM ETNs
Trading Symbol	VXX
iPath® Series B S&P 500 VIX Mid-Term FuturesTM ETNs
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B S&P 500 VIX Mid-Term FuturesTM ETNs
Trading Symbol	VXZ
iPath® S&P MLP ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® S&P MLP ETN
Trading Symbol	IMLP
iPath® Select MLP ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Select MLP ETN
Trading Symbol	ATMP
Barclays Women in Leadership ETN
Entity Listings [Line Items]
Title of 12(b) Security	Barclays Women in Leadership ETN
Trading Symbol	WIL
Barclays Return on Disability ETN
Entity Listings [Line Items]
Title of 12(b) Security	Barclays Return on Disability ETN
Trading Symbol	RODI
Business Contact
Entity Listings [Line Items]
Entity Address, Address Line One	1 CHURCHILL PLACE
Entity Address, City or Town	LONDON
Entity Address, Postal Zip Code	E14 5HP
Entity Address, Country	GB
Contact Personnel Name	GARTH WRIGHT
City Area Code	+44
Local Phone Number	(0)20 7116 3170
Contact Personnel Email Address	GARTH.WRIGHT@BARCLAYS.COM